UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Global Income Builder NextShares

Eaton Vance

Global Income Builder NextShares

July 31, 2016 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2016, the value of the Fund’s investment in the Portfolio was $8,788,450 and the Fund owned 2.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 62.3%

Security	Shares	Value
Aerospace & Defense — 1.8%
CAE, Inc.	189,381	$2,526,724
United Technologies Corp.	42,050	4,526,682

		$7,053,406

Banks — 4.6%
DBS Group Holdings, Ltd.	117,272	$1,355,763
JPMorgan Chase & Co.	77,947	4,986,270
Mitsubishi UFJ Financial Group, Inc.	663,770	3,355,705
U.S. Bancorp	52,746	2,224,299
Wells Fargo & Co.	132,660	6,363,700

		$18,285,737

Beverages — 2.8%
Anheuser-Busch Inbev SA/NV	27,144	$3,506,791
Constellation Brands, Inc., Class A	17,200	2,831,636
Diageo PLC	159,186	4,561,740

		$10,900,167

Biotechnology — 3.1%
Celgene Corp.(1)	36,517	$4,096,842
Gilead Sciences, Inc.	36,309	2,885,476
Shire PLC	83,274	5,379,702

		$12,362,020

Capital Markets — 0.5%
Credit Suisse Group AG	105,484	$1,213,036
Credit Suisse Group AG(2)	70,297	808,396

		$2,021,432

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	201,240	$2,058,627

		$2,058,627

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	115,636	$5,494,994

		$5,494,994

Electric Utilities — 1.8%
American Electric Power Co., Inc.	37,270	$2,582,811
NextEra Energy, Inc.	33,483	4,295,534

		$6,878,345

Electrical Equipment — 0.7%
Legrand SA	47,656	$2,629,537

		$2,629,537

Electronic Equipment, Instruments & Components — 1.3%
Keyence Corp.	7,348	$5,183,083

		$5,183,083

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	26,087	$2,100,525

		$2,100,525

Food Products — 0.5%
Kerry Group PLC, Class A	23,741	$2,031,392

		$2,031,392

Security	Shares	Value
Health Care Equipment & Supplies — 1.0%
Medtronic PLC	43,520	$3,813,658

		$3,813,658

Hotels, Restaurants & Leisure — 0.4%
Accor SA	36,501	$1,528,084

		$1,528,084

Household Durables — 1.2%
Newell Brands, Inc.	88,869	$4,662,068

		$4,662,068

Household Products — 0.8%
Reckitt Benckiser Group PLC	32,055	$3,108,055

		$3,108,055

Insurance — 3.3%
AIA Group, Ltd.	504,333	$3,141,586
Chubb, Ltd.	36,991	4,633,493
Prudential PLC	109,592	1,931,938
St. James’s Place PLC	262,899	3,217,467

		$12,924,484

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	4,709	$3,573,236

		$3,573,236

Internet Software & Services — 4.3%
Alphabet, Inc., Class C(1)	14,015	$10,774,592
Facebook, Inc., Class A(1)	48,124	5,964,488

		$16,739,080

IT Services — 1.6%
Visa, Inc., Class A	78,538	$6,129,891

		$6,129,891

Machinery — 2.2%
Fortive Corp.(1)	39,868	$1,922,036
Komatsu, Ltd.	83,248	1,617,654
Kubota Corp.	313,243	4,537,995
Melrose Industries PLC	83,023	751,879

		$8,829,564

Media — 1.4%
Time Warner, Inc.	73,541	$5,636,918

		$5,636,918

Multi-Utilities — 0.4%
National Grid PLC	114,100	$1,636,060

		$1,636,060

Multiline Retail — 0.4%
Dollar General Corp.	17,748	$1,681,446

		$1,681,446

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	68,613	$3,741,467
Chevron Corp.	26,817	2,748,206
Occidental Petroleum Corp.	39,735	2,969,397
Royal Dutch Shell PLC, Class B	211,566	5,627,384

		$15,086,454

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	46,966	$4,363,141

		$4,363,141

Security	Shares	Value
Pharmaceuticals — 7.4%
Allergan PLC(1)	22,068	$5,582,101
Bayer AG	25,519	2,743,237
Eli Lilly & Co.	57,541	4,769,573
Johnson & Johnson	40,294	5,046,018
Novo Nordisk A/S, Class B	72,124	4,101,424
Roche Holding AG PC	12,999	3,318,228
Teva Pharmaceutical Industries, Ltd. ADR	69,431	3,714,559

		$29,275,140

Professional Services — 1.1%
Verisk Analytics, Inc.(1)	49,672	$4,236,028

		$4,236,028

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	14,116	$1,634,209
Equity Residential	76,965	5,232,851

		$6,867,060

Road & Rail — 1.4%
Union Pacific Corp.	59,194	$5,508,002

		$5,508,002

Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV	40,419	$4,438,031
Infineon Technologies AG	94,422	1,565,326

		$6,003,357

Specialty Retail — 2.2%
Industria de Diseno Textil SA	90,083	$3,115,407
Lowe’s Cos., Inc.	67,698	5,570,191

		$8,685,598

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	21,071	$2,195,809

		$2,195,809

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	19,439	$3,328,779
NIKE, Inc., Class B	39,988	2,219,334
Pandora A/S	15,646	2,037,909

		$7,586,022

Tobacco — 1.1%
Reynolds American, Inc.	86,848	$4,347,611

		$4,347,611

Trading Companies & Distributors — 0.5%
Brenntag AG	38,185	$1,896,879

		$1,896,879

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC	764,992	$2,323,955

		$2,323,955

Total Common Stocks (identified cost $228,512,127)		$245,636,865

Preferred Stocks — 4.2%

Security	Shares	Value
Banks — 2.3%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,058,491
CoBank ACB, Series F, 6.25% to 10/1/22(3)	8,600	894,400
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)	1,115	120,699

Security	Shares	Value
Farm Credit Bank of Texas, Series 1, 10.00%	230	$276,575
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	576,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	15,030	406,561
KeyCorp, Series A, 7.75% (Convertible)	6,109	824,715
Regions Financial Corp., Series A, 6.375%	18,416	495,759
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	780,708
SunTrust Banks, Inc., Series E, 5.875%	34,002	901,818
Texas Capital Bancshares, Inc., 6.50%	20,005	511,728
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	381,620
Webster Financial Corp., Series E, 6.40%	20,335	539,742
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,184,821

		$8,953,637

Capital Markets — 0.0%(4)
KKR & Co., LP, Series A, 6.75%	7,197	$196,622

		$196,622

Consumer Finance — 0.2%
Capital One Financial Corp., Series B, 6.00%	9,022	$235,655
SLM Corp., Series B, 2.353%(5)	10,280	516,570

		$752,225

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$789,375

		$789,375

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$156,179
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	238,147
Southern Co. (The), 6.25%	22,549	631,372

		$1,025,698

Food Products — 0.1%
Dairy Farmers of America, 7.875%(6)	4,700	$499,375
Ocean Spray Cranberries, Inc., 6.25%(6)	540	48,600

		$547,975

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	31,751	$841,163

		$841,163

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$242,701

		$242,701

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$746,644

		$746,644

Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%	25,300	$652,993
DDR Corp., Series K, 6.25%	6,500	168,886
Vornado Realty Trust, Series K, 5.70%	21,500	558,570

		$1,380,449

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$962,000

		$962,000

Total Preferred Stocks (identified cost $15,679,784)		$16,438,489

Corporate Bonds & Notes — 29.4%
Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.3%
TransDigm, Inc., 6.00%, 7/15/22		1,000	$1,040,000
TransDigm, Inc., 6.375%, 6/15/26(6)		175	180,687

			$1,220,687

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$881,749
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(6)		205	215,762
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	914,008

			$2,011,519

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$473,885

			$473,885

Banks — 2.7%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(6)(8)		200	$217,841
Banco do Brasil SA, 9.00% to 6/18/24(3)(6)(8)		304	246,392
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(8)		1,018	1,065,622
Barclays PLC, 8.25% to 12/15/18(3)(8)		399	407,479
BNP Paribas SA, 7.375% to 8/19/25(3)(6)(8)		835	852,744
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(6)		430	392,913
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(8)		558	601,942
Credit Agricole SA, 7.875% to 1/23/24(3)(6)(8)		327	325,365
Deutsche Bank AG, 7.50% to 4/30/25(3)(8)		520	440,050
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)(8)		460	446,660
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(8)		135	152,199
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(8)		353	375,945
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(8)		1,268	1,308,576
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(6)(8)		335	368,500
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(8)		1,033	1,033,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(8)		550	547,937
Societe Generale SA, 8.25% to 11/29/18(3)(7)(8)		854	872,147
Standard Chartered PLC, 7.014% to 7/30/37(3)(6)(8)		249	266,430
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(8)		88	85,580
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(8)		619	654,592

			$10,661,914

Building Products — 0.8%
Builders FirstSource, Inc., 7.625%, 6/1/21(6)		203	$215,281
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(6)		1,000	1,055,000
Standard Industries, Inc., 5.125%, 2/15/21(6)		60	63,000
Standard Industries, Inc., 5.50%, 2/15/23(6)		115	120,463
Standard Industries, Inc., 6.00%, 10/15/25(6)		500	543,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	621,000
USG Corp., 5.875%, 11/1/21(6)		500	527,500

			$3,145,994

Capital Markets — 0.6%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,061,250
Morgan Stanley, Series J, 5.55% to 7/15/20(3)(8)		570	577,837
UBS Group AG, 6.875% to 8/7/25(3)(7)(8)		833	820,505

			$2,459,592

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,313
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	117,562
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(6)		105	107,888

			$256,763

Security	Principal Amount* (000’s omitted)		Value
Chemicals — 0.8%
INEOS Group Holdings SA, 5.375%, 8/1/24(7)(9)	EUR	1,210	$1,341,618
Platform Specialty Products Corp., 6.50%, 2/1/22(6)		1,000	872,500
Tronox Finance, LLC, 7.50%, 3/15/22(6)		15	11,981
Valvoline, Inc., 5.50%, 7/15/24(6)		45	47,081
W.R. Grace & Co., 5.125%, 10/1/21(6)		750	795,000

			$3,068,180

Commercial Services & Supplies — 1.3%
Clean Harbors, Inc., 5.125%, 6/1/21		400	$409,500
Covanta Holding Corp., 5.875%, 3/1/24		500	497,500
Covanta Holding Corp., 6.375%, 10/1/22		35	36,313
GFL Environmental, Inc., 9.875%, 2/1/21(6)		450	490,500
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	968,066
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(6)		415	444,050
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	577,500
Team Health, Inc., 7.25%, 12/15/23(6)		500	546,250
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	1,032,929

			$5,002,608

Communications Equipment — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(6)		605	$639,788

			$639,788

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$612,562
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	914,322

			$1,526,884

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 5/15/24(7)	EUR	945	$1,111,317
Ball Corp., 4.375%, 12/15/23	EUR	450	560,338
Horizon Holdings I SASU, 7.25%, 8/1/23(7)	EUR	850	1,026,443
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(6)		140	144,550
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	517,500
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(6)		165	174,694

			$3,534,842

Distributors — 0.2%
HD Supply, Inc., 5.75%, 4/15/24(6)		65	$69,378
LKQ Italia Bondco SpA, 3.875%, 4/1/24(7)	EUR	600	711,048

			$780,426

Diversified Financial Services — 0.9%
Argos Merger Sub, Inc., 7.125%, 3/15/23(6)		500	$524,375
Arrow Global Finance PLC, 4.75%, 5/1/23(5)(7)	EUR	1,270	1,426,960
Cadence Financial Corp., 4.875%, 6/28/19(6)		508	467,360
CIT Group, Inc., 5.25%, 3/15/18		500	521,250
Leucadia National Corp., 6.625%, 10/23/43		494	481,033
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(6)		277	175,895

			$3,596,873

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 5.80%, 3/15/22		500	$513,125
CenturyLink, Inc., 7.50%, 4/1/24		100	107,000
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(6)		445	484,494

			$1,104,619

Electric Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24		550	$571,312
AES Corp. (The), 6.00%, 5/15/26		175	184,625
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(6)		515	554,912
Dynegy, Inc., 7.375%, 11/1/22		550	543,125
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)		940	1,014,970

Security	Principal Amount* (000’s omitted)		Value
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(6)		995	$1,155,444
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(3)		90	88,425
NRG Energy, Inc., 7.25%, 5/15/26(6)		235	242,344
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	513,750
Southern Water Greensand Financing PLC, 8.50%, 4/15/19(7)	GBP	200	300,311

			$5,169,218

Electronic Equipment, Instruments & Components — 0.5%
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(6)		215	$244,831
Senvion Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	998,343
Zebra Technologies Corp., 7.25%, 10/15/22		750	804,375

			$2,047,549

Energy Equipment & Services — 0.0%(4)
Abengoa Finance S.A.U., 7.75%, 2/1/20(6)(10)		467	$26,853

			$26,853

Food Products — 0.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(6)		265	$282,225
Dean Foods Co., 6.50%, 3/15/23(6)		1,000	1,060,000
Fresh Market, Inc. (The), 9.75%, 5/1/23(6)		175	162,750
Land O’ Lakes, Inc., 8.00%(6)(8)		875	925,312
Post Holdings, Inc., 5.00%, 8/15/26(6)(9)		260	259,838
TreeHouse Foods, Inc., 6.00%, 2/15/24(6)		180	194,400
US Foods, Inc., 5.875%, 6/15/24(6)		395	414,750

			$3,299,275

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(6)		1,000	$1,065,520

			$1,065,520

Health Care Equipment & Supplies — 2.6%
Alere, Inc., 6.375%, 7/1/23(6)		1,035	$1,041,469
Alere, Inc., 6.50%, 6/15/20		40	39,500
AmSurg Corp., 5.625%, 7/15/22		1,000	1,053,750
Centene Corp., 5.625%, 2/15/21		90	95,288
Centene Corp., 6.125%, 2/15/24		340	366,139
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	979,522
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		435	376,275
HCA, Inc., 5.875%, 2/15/26		750	804,375
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(6)		750	797,475
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(6)		320	345,802
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(6)		600	579,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(6)		1,010	1,080,700
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(6)		1,020	1,065,900
Synlab Bondco PLC, 6.25%, 7/1/22(7)	EUR	850	1,016,821
Teleflex, Inc., 4.875%, 6/1/26		40	41,000
Tenet Healthcare Corp., 6.75%, 6/15/23		600	579,750

			$10,262,766

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		70	$72,493
MEDNAX, Inc., 5.25%, 12/1/23(6)		500	522,500

			$594,993

Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(6)		1,000	$1,051,250
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(6)		95	101,982
MGM Resorts International, 6.00%, 3/15/23		550	596,409
Scientific Games International, Inc., 10.00%, 12/1/22		105	93,844

			$1,843,485

Security	Principal Amount* (000’s omitted)		Value
Household Products — 0.8%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$980,948
Central Garden & Pet Co., 6.125%, 11/15/23		500	532,500
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	855,318
Spectrum Brands, Inc., 5.75%, 7/15/25		500	543,750
Tempur Sealy International, Inc., 5.50%, 6/15/26(6)		175	177,516

			$3,090,032

Insurance — 0.5%
Genworth Financial, Inc., 7.625%, 9/24/21		147	$124,583
Hub International, Ltd., 7.875%, 10/1/21(6)		500	502,500
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)		450	434,812
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(8)		1,264	875,320

			$1,937,215

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24(6)		505	$541,612
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	488,250

			$1,029,862

IT Services — 0.2%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$955,423

			$955,423

Machinery — 0.0%(4)
Cloud Crane, LLC, 10.125%, 8/1/24(6)		125	$129,063

			$129,063

Media — 2.0%
Acosta, Inc., 7.75%, 10/1/22(6)		585	$538,200
Altice Luxembourg SA, 7.25%, 5/15/22(7)	EUR	546	619,652
Altice Luxembourg SA, 7.75%, 5/15/22(6)		200	203,630
Altice US Finance I Corp., 5.50%, 5/15/26(6)		200	207,500
Cablevision Systems Corp., 8.00%, 4/15/20		70	73,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(6)		1,130	1,209,100
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(6)		10	9,994
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(6)		420	434,700
CSC Holdings, LLC, 6.75%, 11/15/21		500	532,500
DISH DBS Corp., 7.75%, 7/1/26(6)		195	202,678
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(6)		240	252,600
MDC Partners, Inc., 6.50%, 5/1/24(6)		265	257,712
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	400	456,815
Sirius XM Radio, Inc., 5.875%, 10/1/20(6)		500	518,750
Sirius XM Radio, Inc., 6.00%, 7/15/24(6)		500	533,125
Tribune Media Co., 5.875%, 7/15/22		500	512,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	991,876
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(6)		200	201,750

			$7,756,232

Metals & Mining — 0.3%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(6)		605	$674,575
Eldorado Gold Corp., 6.125%, 12/15/20(6)		45	45,338
Freeport-McMoRan, Inc., 3.10%, 3/15/20		45	41,949
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	30,277
Freeport-McMoRan, Inc., 4.55%, 11/14/24		150	129,375
New Gold, Inc., 6.25%, 11/15/22(6)		85	86,912
Teck Resources, Ltd., 3.00%, 3/1/19		15	14,438
Teck Resources, Ltd., 8.00%, 6/1/21(6)		125	133,750
Teck Resources, Ltd., 8.50%, 6/1/24(6)		130	141,700
United States Steel Corp., 8.375%, 7/1/21(6)		100	109,375

			$1,407,689

Security	Principal Amount* (000’s omitted)		Value
Multi-Utilities — 0.0%(4)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)		114	$117,420

			$117,420

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20		500	$522,500
Dollar Tree, Inc., 5.75%, 3/1/23		330	357,225

			$879,725

Oil, Gas & Consumable Fuels — 2.6%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		1,000	$1,058,750
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		40	41,450
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		105	110,119
Antero Resources Corp., 5.375%, 11/1/21		1,000	962,500
Canbriam Energy, Inc., 9.75%, 11/15/19(6)		260	264,550
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(6)		170	178,287
Chesapeake Energy Corp., 8.00%, 12/15/22(6)		105	95,025
Continental Resources, Inc., 4.50%, 4/15/23		145	131,950
Denbury Resources, Inc., 9.00%, 5/15/21(6)		100	100,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(6)		40	39,600
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(6)		500	508,750
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(6)		55	55,138
Gulfport Energy Corp., 6.625%, 5/1/23		750	759,375
Memorial Resource Development Corp., 5.875%, 7/1/22		1,035	1,037,805
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	528,750
Newfield Exploration Co., 5.625%, 7/1/24		65	64,512
Oasis Petroleum, Inc., 6.50%, 11/1/21		50	42,250
Oasis Petroleum, Inc., 6.875%, 3/15/22		45	39,488
Oasis Petroleum, Inc., 6.875%, 1/15/23		135	114,581
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(6)(8)(10)		783	46,980
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(6)		110	111,237
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(6)		30	30,900
Precision Drilling Corp., 6.625%, 11/15/20		30	27,897
Rice Energy, Inc., 7.25%, 5/1/23		80	80,600
Sabine Pass LNG, L.P., 7.50%, 11/30/16		1,000	1,016,875
Seven Generations Energy, Ltd., 6.75%, 5/1/23(6)		25	25,375
Seven Generations Energy, Ltd., 8.25%, 5/15/20(6)		1,000	1,035,000
SM Energy Co., 5.625%, 6/1/25		85	70,975
SM Energy Co., 6.125%, 11/15/22		135	115,087
Southwestern Energy Co., 4.10%, 3/15/22		85	75,650
Southwestern Energy Co., 5.80%, 1/23/20		175	171,500
Southwestern Energy Co., 6.70%, 1/23/25		50	48,750
Southwestern Energy Co., 7.50%, 2/1/18		17	17,918
United Rentals North America, Inc., 7.625%, 4/15/22		1,000	1,073,180
Whiting Petroleum Corp., 5.75%, 3/15/21		25	21,063
WPX Energy, Inc., 7.50%, 8/1/20		95	94,050

			$10,196,417

Paper & Forest Products — 0.2%
Lecta SA, 6.50%, 8/1/23(7)	EUR	890	$994,284

			$994,284

Personal Products — 0.0%(4)
Revlon Escrow Corp., 6.25%, 8/1/24(6)(9)		125	$126,875

			$126,875

Pharmaceuticals — 0.3%
NBTY, Inc., 7.625%, 5/15/21(6)		360	$368,100
PRA Holdings, Inc., 9.50%, 10/1/23(6)		55	61,463
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(6)		695	582,062
Vizient, Inc., 10.375%, 3/1/24(6)		50	56,500

			$1,068,125

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 0.8%
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	$20,162
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(6)		60	60,900
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25		140	143,457
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,020	1,050,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		1,000	1,045,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	111,235
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	211,025
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	119,688
Williams Cos., Inc. (The), 5.75%, 6/24/44		145	133,762
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23		205	203,952
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24		120	119,935

			$3,219,716

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(6)		160	$160,400
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(6)		35	37,341

			$197,741

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(6)		1,000	$1,065,000

			$1,065,000

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(6)		80	$72,200
Micron Technology, Inc., 7.50%, 9/15/23(6)		120	131,513
Microsemi Corp., 9.125%, 4/15/23(6)		575	655,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(6)		200	207,500

			$1,066,713

Software — 0.5%
Cengage Learning, Inc., 9.50%, 6/15/24(6)		355	$373,194
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(6)		20	21,300
Infor (US), Inc., 5.75%, 8/15/20(6)		160	169,400
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(6)		545	590,987
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	807,937

			$1,962,818

Specialty Retail — 0.5%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$1,034,640
Hot Topic, Inc., 9.25%, 6/15/21(6)		750	792,187

			$1,826,827

Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(6)		45	$47,093
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(6)		135	143,207
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(6)		205	214,487
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(6)		355	381,565
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(6)		215	231,664
Seagate HDD Cayman, 4.75%, 1/1/25		510	446,635
Western Digital Corp., 7.375%, 4/1/23(6)		590	643,838
Western Digital Corp., 10.50%, 4/1/24(6)		475	536,750

			$2,645,239

Telecommunications — 1.9%
Avaya, Inc., 9.00%, 4/1/19(6)		400	$306,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(6)(8)		757	709,687
eircom Finance DAC, 4.50%, 5/31/22(7)	EUR	276	312,394
Hughes Satellite Systems Corp., 5.25%, 8/1/26(6)		125	125,000
Hughes Satellite Systems Corp., 6.625%, 8/1/26(6)		125	124,375
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(6)		200	192,000
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	400	487,448
Level 3 Financing, Inc., 5.25%, 3/15/26(6)		90	94,387
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	941,197

Security	Principal Amount* (000’s omitted)		Value
Neptune Finco Corp., 10.875%, 10/15/25(6)		500	$586,250
Play Topco SA, 7.75%, 2/28/20(7)(11)	EUR	850	971,920
Sprint Corp., 7.875%, 9/15/23		1,800	1,652,634
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,103,976

			$7,607,268

Textiles, Apparel & Luxury Goods — 0.4%
BiSoho SAS, 5.875%, 5/1/23(7)	EUR	450	$525,696
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(7)	EUR	965	1,124,723

			$1,650,419

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(6)		235	$241,275

			$241,275

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(6)		245	$246,225
XPO Logistics, Inc., 6.50%, 6/15/22(6)		500	497,500

			$743,725

Total Corporate Bonds & Notes (identified cost $112,603,671)			$115,709,336

Senior Floating-Rate Loans — 0.5%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Health Care — 0.3%
MPH Acquisition Holdings, LLC
Term Loan, Maturing June 7, 2023(13)		$1,000	$1,010,313

			$1,010,313

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC
Term Loan, Maturing May 4, 2022(13)		$1,000	$1,006,500

			$1,006,500

Total Senior Floating-Rate Loans (identified cost $2,016,250)			$2,016,813

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Health Care — 0.1%
Hologic, Inc., 0.00%, 12/15/43		$400	$493,500

			$493,500

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(6)		$300	$291,000

			$291,000

Total Convertible Bonds (identified cost $777,238)			$784,500

Exchange-Traded Funds — 1.2%

Security	Shares	Value
iShares U.S. Preferred Stock ETF	117,000	$4,711,590

Total Exchange-Traded Funds (identified cost $4,520,378)		$4,711,590

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$9,199	$9,199,097

Total Short-Term Investments (identified cost $9,199,097)		$9,199,097

Total Investments — 100.1% (identified cost $373,308,545)		$394,496,690

Other Assets, Less Liabilities — (0.1)%		$(302,574)

Net Assets — 100.0%		$394,194,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $46,058,791 or 11.7% of the Portfolio’s net assets.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $27,042,328 or 6.9% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $22,470.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	62.7%	$247,502,210
United Kingdom	7.1	28,072,801
Japan	5.1	20,189,431
France	2.9	11,545,610
Netherlands	2.7	10,757,409
Germany	2.6	10,144,236
Ireland	2.5	9,710,125
Canada	2.0	7,913,404
Switzerland	1.6	6,160,165
Denmark	1.6	6,139,333
Luxembourg	1.3	5,132,937
Israel	0.9	3,714,559
Belgium	0.9	3,506,791
Spain	0.8	3,142,260
Hong Kong	0.8	3,141,586
Australia	0.8	2,951,043
Italy	0.7	2,847,440
Singapore	0.3	1,355,763
Croatia	0.3	1,065,520
Sweden	0.3	1,032,929
Poland	0.2	971,920
New Zealand	0.2	836,744
Colombia	0.2	709,687
Brazil	0.2	686,285
Chile	0.1	554,912
Exchange-Traded Funds	1.2	4,711,590

Total Investments	100.0%	$394,496,690

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,982,374

Gross unrealized appreciation	$30,542,341
Gross unrealized depreciation	(10,028,025)

Net unrealized appreciation	$20,514,316

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,343,193	$10,010,179		$—	$33,353,372
Consumer Staples	11,542,388	13,207,978		—	24,750,366
Energy	11,559,595	5,627,384		—	17,186,979
Financials	25,074,822	15,023,891		—	40,098,713
Health Care	29,908,227	15,542,591		—	45,450,818
Industrials	18,719,472	13,492,571		—	32,212,043
Information Technology	25,064,780	11,186,440		—	36,251,220
Telecommunication Services	—	7,818,949		—	7,818,949
Utilities	6,878,345	1,636,060		—	8,514,405
Total Common Stocks	$152,090,822	$93,546,043	*	$—	$245,636,865
Preferred Stocks
Consumer Staples	$—	$547,975		$—	$547,975
Energy	—	746,644		—	746,644
Financials	7,767,752	5,266,556		—	13,034,308
Industrials	—	841,163		—	841,163
Utilities	1,112,220	156,179		—	1,268,399
Total Preferred Stocks	$8,879,972	$7,558,517		$—	$16,438,489
Corporate Bonds & Notes	$—	$115,709,336		$—	$115,709,336
Senior Floating-Rate Loans	—	2,016,813		—	2,016,813
Convertible Bonds	—	784,500		—	784,500
Exchange-Traded Funds	4,711,590	—		—	4,711,590
Short-Term Investments	—	9,199,097		—	9,199,097
Total Investments	$165,682,384	$228,814,306		$—	$394,496,690

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016